Related Parties	3 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
RELATED PARTIES	NOTE 9 – RELATED PARTIES Balances with related parties:
As of December 31, 2021

Other current liabilities	72
Loans from related parties (*)	5,816

(*)	see Note 6
See also Note 11 below.